2018 REGISTERED DIRECT OFFERING - Fair value of derivative (Details) - Fair Value, Inputs, Level 3 [Member] - Registered Direct Offering 2018 [Member] - USD ($)	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Beginning balance at beginning of year	$ 1,917,348	$ 0
Issuances	0	2,397,454
Adjustments to estimated fair value	(1,169,073)	(480,106)
Ending balance at end of year	$ 748,275	$ 1,917,348